LEASES - Summary of supplemental consolidated balance sheet information related to leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Summary Of Supplemental Consolidated Balance Sheet Information Related To Leases [Abstract]
Operating leases right-of-use assets	¥ 6,926		¥ 37,215
Current portion of lease liabilities	3,322		2,735
Non-current portion of lease liabilities	1,873		32,480
Total operating lease liabilities	¥ 5,195	$ 796	¥ 35,215
Weighted average remaining lease term (in years)	1 year 8 months 12 days	1 year 8 months 12 days	1 year 2 months 12 days
Weighted average discount rate	4.75%	4.75%	4.75%